DESCRIPTION OF BUSINESS AND ORGANIZATION (Tables)	12 Months Ended
Dec. 31, 2019
DESCRIPTION OF BUSINESS AND ORGANIZATION
Schedule of Consolidated assets, liabilities, revenues, net loss and cash flows of the Group's VIEs

	As of December 31,
	2018	2019
	RMB	RMB
Cash	25,287	111,881
Restricted cash	139,581	91,012
Accounts receivable, net	1,456	208
Amounts due from related parties*	473,641	410,011
Advance to landlords	301,190	106,136
Prepayments and other current assets	258,269	485,765
Total current assets	1,199,424	1,205,013
Restricted cash	16,010	—
Property and equipment, net	1,989,630	815,507
Intangible asset, net	2,053	1,846
Deposits to landlords	414,754	224,701
Other non‑current assets	251,936	169,965
Total non‑current assets	2,674,383	1,212,019
Total assets	3,873,807	2,417,032
Short‑term borrowings and current portion of long‑term borrowings	2,890,842	1,798,880
Accounts payable	358,466	73,289
Rental payable	180,994	118,500
Advance from residents	279,534	331,996
Amount due to related parties*	1,127,431	2,290,024
Deposits from residents	287,304	221,646
Accrued expenses and other current liabilities	203,994	179,025
Total current liabilities	5,328,565	5,013,360
Long‑term borrowings, excluding current portion	182,646	188,000
Other non-current liabilities	51,539	3,356
Total non‑current liabilities	234,185	191,356
Total liabilities	5,562,750	5,204,716

*Amounts due from related parties include amounts due from the Company and its wholly‑owned subsidiaries, which are eliminated upon consolidation. Amounts due to related parties include amounts due to the Company and its wholly‑owned subsidiaries in the amount of RMB1,117,088 and RMB2,278,681 as of December 31, 2018 and 2019, respectively, which are eliminated upon consolidation.

	For the Year Ended
	December 31,
	2017	2018	2019
	RMB	RMB	RMB
Revenues	656,782	2,675,031	2,722,405
Net loss	(263,474)	(1,342,652)	(1,791,913)
Net cash (used)/provided in operating activities	(110,867)	(906,269)	596,345
Net cash used in investing activities	(489,282)	(1,183,378)	(476,871)
Net cash provided/(used) by financing activities	722,881	2,146,261	(11,388)
Net increase in cash and restricted cash	122,732	56,614	108,086
Cash and restricted cash at the beginning of the year	1,532	124,264	94,807
Cash and restricted cash at the end of the year	124,264	180,878	202,893